Condensed Statements of Operations (unaudited) (Parenthetical) - $ / shares	3 Months Ended		9 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022
Income Statement [Abstract]
Net (loss) per share allocable to common shareholders, basic	$ (0.12)	$ (0.20)	$ (0.44)	$ (1.17)
Net (loss) per share allocable to common shareholders, diluted	$ (0.12)	$ (0.20)	$ (0.44)	$ (1.17)
Weighted average shares of common stock outstanding, basic	8,526,854	7,821,515	8,255,606	5,522,950
Weighted average shares of common stock outstanding, diluted	8,526,854	7,821,515	8,255,606	5,522,950